EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated August 23, 2017, for the Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on August 23, 2017 (Accession No. 0000898432-17-000821).